NET LOSS PER SHARE - Potentially Dilutive Securities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2023 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	96,880,488	115,137,453	117,751,375	114,926,929	18,507,851
Fixed monetary value used in conversion					¥ 150,000	$ 109,784			$ 21,178
Unvested Earn-out Shares
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	1,417,544	1,417,544
Redeemable convertible preferred shares
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)		68,228,526	68,228,526	68,228,526
Exchangeable notes
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)		33,675,700	36,709,165	34,459,983	12,547,642
Fixed monetary value used in conversion	¥ 2,400,000		¥ 2,600,000	¥ 2,400,000	¥ 800,000	$ 336,757	$ 367,092	$ 344,600	$ 125,476
Debt instrument conversion price per share | $ / shares							$ 10	$ 10	$ 10
Outstanding share options
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	15,622,994	10,274,118	10,073,233	10,378,710
Outstanding share options		10,274,118	10,073,233	10,378,710
Warrant
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)		711,044	711,044	711,044
Outstanding share options		711,044	711,044	711,044
2024 Convertible Notes
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	16,716,188
2023 Convertible notes
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)		2,248,065	2,029,407
Meritz put option
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	50,000,000
Public Warrants
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	9,054,522
Sponsor Warrants
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	5,486,784
Series Pre-A Preferred Shares Preferred Shares
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)					5,332,827
Mandatorily redeemable noncontrolling interest
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)				1,148,666	627,382
Fixed monetary value used in conversion				¥ 80,000	¥ 40,000			$ 11,487	$ 6,274
Debt instrument conversion price per share | $ / shares								$ 10	$ 10